ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        AOCI is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended September 30, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$24,806	$(8,475)	$941	$(9,373)	$7,899
Tax asset (liability)	—	3,155	(355)	3,312	6,112

Beginning balance, net of tax	24,806	(5,320)	586	(6,061)	14,011
Other comprehensive income before reclassifications	11,959	—	28	(597)	11,390
Amounts reclassified from accumulated other comprehensive income	—	162	(471)	1,514	1,205
Tax effects	—	(61)	167	(382)	(276)

Net current-period other comprehensive income	11,959	101	(276)	535	12,319

BALANCE—September 30, 2013	$36,765	$(5,219)	$310	$(5,526)	$26,330

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the nine months ended September 30, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(22,155)	—	(368)	(31)	(22,554)
Amounts reclassified from accumulated other comprehensive income	—	521	(2,146)	4,793	3,168
Tax effects	—	(192)	948	(1,688)	(932)

Net current-period other comprehensive income	(22,155)	329	(1,566)	3,074	(20,318)

BALANCE—September 30, 2013	$36,765	$(5,219)	$310	$(5,526)	$26,330

        The reclassifications out of AOCI and the location on the consolidated statements of income for the three and nine months ended September 30, 2013 are as follows:

	Amounts Reclassified from AOCI
Details about AOCI Components	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013	Affected Line Item
Amortization of defined benefit pension items:
Insignificant items	$(162)	$(521)

	(162)	(521)	Income before taxes
	61	192	Income tax benefit

	$(101)	$(329)	Net of tax

Unrealized gains on retained interests:
	$471	$2,146	Other income

	471	2,146	Income before taxes
	(177)	(809)	Income tax provision

	$294	$1,337	Net of tax

Unrealized losses on derivatives:
	$(1,514)	$(4,793)	Interest expense to third parties

	(1,514)	(4,793)	Income before taxes
	538	1,696	Income tax benefit

	$(976)	$(3,097)	Net of tax

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of December 31, 2012 and 2011 are as follows:

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716